Provision in Lieu of Income Taxes (Components of Income Tax Provisions (Benefits)) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision in Lieu of Income Taxes [Abstract]
Current: U.S. federal					$ 88	$ 136	$ 79
Current: State					29	27	24
Deferred: U.S. federal					69	39	63
Amortization of investment tax credits					(1)	(1)	(1)
Total reported in operating expenses	$ 72	$ 78	$ 172	$ 146	185	201	165
U.S. federal						(13)	(17)
Deferred federal					(8)	3	5
Total reported in other income and deductions					(8)	(10)	(12)
Total provision in lieu of income taxes					$ 177	$ 191	$ 153